Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning of the year	$ 1,560,860	$ 1,535,400
Balance at the end of the year	1,577,284	1,560,860	$ 1,535,400
Kibali Jersey Limited [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning of the year	2,068,306	2,012,303
Balance at the end of the year	2,107,718	2,068,306	2,012,303
Mining assets [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning of the year	1,560,860
Balance at the end of the year	1,577,284	1,560,860
Mining assets [member] | Kibali Jersey Limited [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning of the year	2,068,306	2,012,303
Balance at the end of the year	2,107,718	2,068,306	2,012,303
Mining assets [member] | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning of the year	2,462,421	2,272,985
Additions	199,324	189,436
Balance at the end of the year	2,661,745	2,462,421	2,272,985
Mining assets [member] | Gross carrying amount [member] | Kibali Jersey Limited [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning of the year	2,475,924	2,266,854	1,989,757
Additions	246,406	209,070	277,097
Balance at the end of the year	2,722,330	2,475,924	2,266,854
Mining assets [member] | Accumulated depreciation and amortisation [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning of the year	901,561	726,218
Depreciation charged for the year	182,900	175,343
Balance at the end of the year	1,084,461	901,561	726,218
Mining assets [member] | Accumulated depreciation and amortisation [member] | Kibali Jersey Limited [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning of the year	(407,617)	(254,551)	(121,620)
Depreciation charged for the year	(206,995)	(153,067)	(132,931)
Balance at the end of the year	$ (614,612)	$ (407,617)	$ (254,551)